Pledged Assets and Collateral, Gross Obligations by Underlying Collateral Type and Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 46,089	$ 29,783
Securities lending arrangements	8,965	5,260
Total repurchases and securities lending	55,054	35,043
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	36,251	16,452
Securities lending arrangements	8,965	4,810
Total repurchases and securities lending	45,216	21,262
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	734	3,570
Securities lending arrangements	0	0
Total repurchases and securities lending	734	3,570
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,884	4,276
Securities lending arrangements	0	0
Total repurchases and securities lending	2,884	4,276
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,220	5,485
Securities lending arrangements	0	450
Total repurchases and securities lending	6,220	5,935
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	27,857	14,956
Securities lending arrangements	278	33
Securities of U.S. states and political subdivisions [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	83	1
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	8,386	3,432
Securities lending arrangements	58	17
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	682	809
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,541	8,899
Securities lending arrangements	206	80
Asset-backed securities index [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,529	358
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	711	919
Securities lending arrangements	8,356	5,050
Other liabilities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	300	409
Securities lending arrangements	$ 67	$ 80